Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Deferred tax assets	$ 159,286	$ 180,598	$ 185,691	$ 5,183	$ 194,552
Deferred tax liabilities	(201,741)	(278,177)	(310,427)	$ (6,565)	$ (309,129)
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	24,317	15,963	12,700
Recognized in profit or loss	(3,191)	8,354	3,263
Ending balance	21,126	24,317	15,963
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	36,636	36,401	38,668
Ending balance	38,894	36,636	36,401
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	2,849	2,678	5,600
Recognized in profit or loss	10,010	171	(2,922)
Ending balance	12,859	2,849	2,678
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	14,638	21,144	27,650
Recognized in profit or loss	(6,506)	(6,506)	(6,506)
Ending balance	8,132	14,638	21,144
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	97,248	98,921	92,612
Recognized in profit or loss	(4,368)	(4,672)	(4,089)
Recognized in other comprehensive income	(44,447)	2,999	10,398
Ending balance	48,433	97,248	98,921
Unrealized exchange losses deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	2,161	9,915	17,296
Recognized in profit or loss	22,056	(7,754)	(7,381)
Ending balance	24,217	2,161	9,915
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	2,749	669	26
Recognized in profit or loss	2,876	2,080	643
Ending balance	5,625	2,749	669
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	180,598	185,691	194,552
Recognized in profit or loss	23,135	(8,092)	(19,259)
Recognized in other comprehensive income	(44,447)	2,999	10,398
Ending balance	159,286	180,598	185,691
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(192,687)	(255,484)	(288,980)
Recognized in profit or loss	75,713	62,797	33,496
Ending balance	(116,974)	(192,687)	(255,484)
Property, plant and equipment [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	2,258	235	(2,267)
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(85,402)	(54,943)	(20,149)
Recognized in other comprehensive income	12,559	(30,459)	(34,794)
Ending balance	(72,843)	(85,402)	(54,943)
Gain on investment in associates [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Recognized in profit or loss	(11,923)
Ending balance	(11,923)
Others [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(88)
Recognized in profit or loss	87	(88)
Ending balance	(1)	(88)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(278,177)	(310,427)	(309,129)
Recognized in profit or loss	63,877	62,709	33,496
Recognized in other comprehensive income	12,559	(30,459)	(34,794)
Ending balance	$ (201,741)	$ (278,177)	$ (310,427)